Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) operating activities
Net loss	$ (21,462,588)	$ (2,095,364)	$ (1,560,401)
Fair value adjustment to convertible notes payable	1,250,000	378,333
Warrant liability expense	12,784,329
Financing expense	275,000
Amortization of intangibles	104,043	104,043	20,710
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	1,347,801	227,313	240,833
Increase in accrued interest	696,799	47,042
Increase in prepaid expenses	(715,474)
Net cash used in operating activities	(5,720,090)	(1,338,633)	(1,298,858)
Cash flows used in investing activities
Payment for license acquisition	(625,000)	(125,000)
Net cash used in investing activities	(625,000)	(125,000)
Cash flows provided by financing activities:
Increase (decrease) in deferred offering costs	141,338	(141,338)
Increase in other assets	(50,000)
Increase in due to officers	139,285	1,068,823	1,298,818
Payments of amounts due to officers	(304,466)	(50,000)
Proceeds from issuance of "Bridge Notes", net	3,475,000	909,980
Proceeds from sale of equity securities, net	10,102,874
Net cash provided by financing activities	13,504,031	1,787,465	1,298,818
Net change in cash	7,158,941	323,832	(40)
Cash - beginning of period	323,832		40
Cash - end of period	7,482,773	$ 323,832
Supplemental information:
License of acquisition payable			$ 1,000,000
Interest paid	393,611
Exchange of "2020 Notes" for Ordinary shares	1,213,313
Exchange of "Bridge Notes" for Ordinary shares	5,000,000
Reclassification of warrant liability to equity upon issuance of "Exchange Warrants"	$ 12,410,730